UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-22112

                        SEI ALPHA STRATEGY PORTFOLIOS, LP
               (Exact name of registrant as specified in charter)
                                    --------


                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                          The Corporation Trust Company
                            Corporation Trust Center
                               1209 Orange Street
                           Wilmington, Delaware 19801
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                      DATE OF FISCAL YEAR END: MAY 31, 2009

                    DATE OF REPORTING PERIOD: AUGUST 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS


                        SEI ALPHA STRATEGY PORTFOLIOS, LP
                            SEI LIBOR Plus Portfolio

                             Schedule of Investments
                                 August 31, 2008
                                   (Unaudited)

                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-----------------------------------------------   -------------   -------------
MORTGAGE-BACKED SECURITIES -- 57.2%
AGENCY MORTGAGE-BACKED OBLIGATIONS -- 31.9%
   FHLMC CMO STRIPS, Ser 231, IO
         5.500%, 08/01/35                         $       3,470   $         921
   FHLMC CMO STRIPS, Ser 232, Cl IO, IO
         5.000%, 08/01/35                                37,425           9,805
   FHLMC CMO STRIPS, Ser 233, Cl 6, IO
         4.500%, 08/15/35 to 09/15/35                     3,077             825
   FHLMC CMO STRIPS, Ser 233, Cl 12, IO
         5.000%, 09/15/35                                 4,752           1,143
   FHLMC CMO STRIPS, Ser 245, Cl IO, IO
         5.000%, 05/15/37                                 9,391           2,572
   FHLMC TBA
         6.000%, 09/01/19                                17,500          17,894
   FNMA ARM
         6.186%, 09/01/34 (A)                             4,114           4,121
         5.877%, 10/01/37                                 8,638           8,830
         5.833%, 10/01/37                                 9,991          10,202
         5.489%, 09/01/08 (A)                             4,093           4,155
         5.075%, 09/01/08 (A)                             7,216           7,203
         4.840%, 09/01/08 (A)                             5,763           5,740
         4.713%, 07/01/34                                 4,824           4,937
         4.710%, 09/01/08 (A)                             3,725           3,746
         4.562%, 09/01/08 (A)                             1,439           1,445
         4.451%, 09/01/08 (A)                             2,194           2,210
         4.330%, 09/01/08 (A)                             2,946           2,975
         4.124%, 09/01/08 (A)                             4,974           5,034
         4.106%, 09/01/08 (A)                             2,620           2,638
         4.092%, 10/01/33                                 2,205           2,202
         3.872%, 09/01/08 (A)                             4,882           4,875
         3.838%, 09/01/08 (A)                             3,795           3,845
   FNMA CMO STRIPS, Ser 2005-359, Cl 6, IO
         5.000%, 11/01/35                                 1,345             328
   FNMA CMO STRIPS, Ser 2005-360, Cl 2, IO
         5.000%, 08/01/35                                69,706          18,261
   FNMA CMO STRIPS, Ser 2005-365, Cl 4, IO
         5.000%, 04/01/36                                 4,089           1,029
   FNMA CMO STRIPS, Ser 369, Cl 1, IO
         5.000%, 03/01/36                                 3,148             786
   FNMA TBA
         6.500%, 09/01/37                               102,000         104,900
         6.000%, 09/01/19                                95,000          97,286
         5.500%, 09/01/22 to 09/01/38                    98,300         127,218
   GNMA ARM
         6.000%, 03/20/35                                   128             129
         5.875%, 11/20/30                                   406             408
         5.750%, 02/20/32                                   392             392
         5.500%, 08/20/32 to 01/20/34                       443             444
         5.375%, 09/01/08 (A)                               408             412
         5.000%, 03/20/36                                   580             579
         4.500%, 11/20/35                                   789             790
         4.250%, 09/01/08 (A)                               245             244
                                                                  -------------
                                                                        460,524
                                                                  -------------

                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-----------------------------------------------   -------------   -------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 25.3%
   ABN Amro Mortgage, Ser 2003-3, Cl B3
         5.750%, 09/01/08 (B)                     $         581   $         461
   Adjustable Rate Mortgage Trust,
      Ser 2005-2, Cl 1A2
         6.074%, 09/01/08 (A)                             2,329           2,303
   Adjustable Rate Mortgage Trust,
      Ser 2005-5, Cl 1A1
         5.272%, 09/01/08 (A)                             1,699           1,554
   American Home Mortgage Assets,
      Ser 2006-2A2, Cl 2A2
         2.702%, 09/25/08 (A)                             4,424           1,676
   American Home Mortgage Assets,
      Ser 2006-3, Cl 1A22
         4.541%, 09/25/08 (A)                             1,647             684
   American Home Mortgage Assets,
      Ser 2006-3, Cl M5
         3.013%, 09/25/08 (A)                             1,200              54
   American Home Mortgage Assets,
      Ser 2006-4, Cl 2A2
         4.461%, 09/25/08 (A)                             5,018           2,007
   American Home Mortgage Investment
      Trust, Ser 2005-1, Cl 4A1
         5.180%, 09/01/08 (A)                             1,293             989
   American Home Mortgage Investment
      Trust, Ser 2005-1, Cl 6A
         5.294%, 09/25/08 (A)                            11,535           6,738
   American Home Mortgage Investment
      Trust, Ser 2005-4, Cl 5A
         5.350%, 09/25/08 (A)                            10,267           7,609
   American Home Mortgage Investment
      Trust, Ser 2006-1, Cl 2A3
         5.100%, 09/25/08 (A)                             6,352           4,888
   Banc of America Commercial Mortgage,
      Ser 2006-2, Cl A4
         5.929%, 09/01/08                                13,000          12,140
   Banc of America Commercial Mortgage,
      Ser 2007-4, Cl A4
         5.745%, 09/10/08 (A)                               207             189
   Banc of America Commercial Mortgage,
      Ser 2008-1, Cl A4
         6.346%, 09/10/08 (A)                             4,750           4,455
   Banc of America Funding, Ser 2004-C, Cl 2A2
         6.782%, 09/01/08 (A)                             2,755           2,385
   Banc of America Mortgage Securities,
      Ser 2007-4, Cl B2
         6.190%, 09/01/08 (A)                             1,451             699
   Banc of America Mortgage Securities,
      Ser 2007-4, Cl B1
         6.190%, 09/01/08 (A)                             3,961           2,535
   Bear Stearns Alt-A Trust, Ser 2004-12,
      Cl 2A2
         6.573%, 09/01/08 (A)                             5,925           5,399
   Bear Stearns Commercial Mortgage
      Securities, Ser 2004-PWR3, Cl X2
         0.997%, 09/01/08 (A) (B)                       136,019           3,686
   Bear Stearns Commercial Mortgage
      Securities, Ser 2007-PW16, Cl A4
         5.713%, 09/11/08 (A)                             5,000           4,558
   Bear Stearns Commercial Mortgage
      Securities, Ser 2007-PW17, Cl A4
         5.694%, 09/01/08 (A)                             5,000           4,512

                        SEI ALPHA STRATEGY PORTFOLIOS, LP
                            SEI LIBOR Plus Portfolio

                             Schedule of Investments
                                 August 31, 2008
                                   (Unaudited)

                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-----------------------------------------------   -------------   -------------
   Bear Stearns Commercial Mortgage
      Securities, Ser 2007-T28, Cl F
         5.992%, 09/01/08 (A) (B)                 $         548   $         183
   Bear Stearns Mortgage Funding Trust,
      Ser 2006-AR1, Cl 1A2
         2.722%, 09/25/08 (A)                             7,273           2,762
   Bear Stearns Mortgage Funding Trust,
      Ser 2006-SL5, Cl 1A
         2.622%, 09/26/08 (A)                               409              84
   Bear Stearns Mortgage Funding Trust,
      Ser 2007-AR2, Cl A3
         2.702%, 09/25/08 (A)                             6,973           1,669
   Chaseflex Trust, Ser 2007-M1, Cl 2AV1
         2.622%, 09/25/08 (A)                             1,395           1,362
   Citigroup Commercial Mortgage Trust,
      Ser 2006-C4, Cl A3
         5.915%, 09/15/08 (A)                            21,321          20,050
   Citigroup/Deutsche Bank Commercial
      Mortgage Trust, Ser 2007-CD4, Cl A4
         5.320%, 09/11/08                                12,890          11,441
   Commercial Mortgage Pass Through
      Certificates, Ser 2006-C8, Cl G
         5.594%, 09/01/08 (A)                             1,750             944
   Commercial Mortgage Pass Through
      Certificates, Ser 2007-C9, Cl A4
         6.010%, 09/01/08 (A)                             4,500           4,125
   Countrywide Alternative Loan Trust,
      Ser 2004-33, Cl 1A1
         6.725%, 09/01/08 (A)                             1,563           1,257
   Countrywide Alternative Loan Trust,
      Ser 2005-69, Cl M3
         3.622%, 09/27/08 (A)                             1,355             122
   Countrywide Alternative Loan Trust,
      Ser 2005-IM1, Cl M3
         4.472%, 09/27/08 (A)                             1,551              63
   Countrywide Alternative Loan Trust,
      Ser 2006-OA11, Cl M3
         2.902%, 09/30/08 (A)                             2,800             275
   Countrywide Alternative Loan Trust,
      Ser 2006-OA16, Cl M5
         3.022%, 09/25/08 (A)                             1,205              34
   Countrywide Alternative Loan Trust,
      Ser 2006-OA17, Cl 1A1B
         2.541%, 09/20/08 (A)                             1,743           1,675
   Countrywide Alternative Loan Trust,
      Ser 2006-OA9, Cl 2A2
         4.861%, 09/20/08 (A)                             1,981             535
   Countrywide Home Loan Mortgage Pass
      Through Trust, Ser 2004-22, Cl A1
         5.091%, 09/01/08 (A)                             1,558           1,275
   Countrywide Home Loan Mortgage Pass
      Through Trust, Ser 2005-20, Cl A5
         5.500%, 09/25/08                                 5,973           5,037
   Countrywide Home Loan Mortgage Pass
      Through Trust, Ser 2005-27, Cl M
         5.500%, 09/01/08                                 3,863           1,819
   Countrywide Home Loan Mortgage Pass
      Through Trust, Ser 2006-OA4, Cl M5
         3.342%, 09/27/08 (A)                             1,100              32
   Countrywide Home Loan Mortgage Pass
      Through Trust, Ser 2006-OA4, Cl M4
         3.292%, 09/27/08 (A)                             1,615              55

                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-----------------------------------------------   -------------   -------------
   Countrywide Home Loan Mortgage Pass
      Through Trust, Ser 2006-OA5, Cl 1M4
         3.522%, 09/27/08 (A)                     $       3,218   $          78
   Countrywide Home Loan Mortgage Pass
      Through Trust, Ser 2007-HYB1, Cl 1A1
         5.543%, 09/01/08 (A)                             8,159           7,435
   Credit Suisse Mortgage Capital
      Certificates, Ser 2007-C5, Cl A4
         5.695%, 09/15/08 (A)                             3,632           3,278
   Credit Suisse Mortgage Capital,
      Ser 2007-C3, Cl A4
         5.723%, 09/15/08 (A)                             4,975           4,533
   Credit Suisse, Ser 2006-HC1A, Cl A2
         2.774%, 09/15/08 (A) (B)                         4,000           3,746
   Crown Castle Towers LLC, Ser 2005-1A, Cl AFL
         2.847%, 09/08/08 (A) (B)                         3,000           2,919
   CS First Boston Mortgage Securities,
      Ser 2005-3, Cl 5A1
         5.500%, 09/25/08                                 6,061           5,910
   Deutsche ALT-A Securities Alternate
      Loan Trust, Ser 2006-AB4, Cl A1C
         6.000%, 09/25/08 (A)                             1,150           1,039
   DSLA Mortgage Loan Trust, Ser 2004-
      AR2, Cl B2
         3.666%, 09/29/08 (A)                             1,202             180
   DSLA Mortgage Loan Trust, Ser 2006-
      AR1, Cl M7
         4.216%, 09/19/08 (A)                                30               2
   DSLA Mortgage Loan Trust, Ser 2006-
      AR1, Cl M5
         3.276%, 09/19/08 (A)                                30               2
   DSLA Mortgage Loan Trust, Ser 2006-
      AR1, Cl M4
         3.206%, 09/19/08 (A)                                49               4
   DSLA Mortgage Loan Trust, Ser 2006-
      AR2, Cl M4
         3.066%, 09/19/08 (A)                                60               6
   First Horizon Alternative Mortgage
      Securities, Ser 2006-AA6, Cl 2A1
         5.633%, 09/01/08 (A)                            17,520          12,007
   First Horizon Alternative Mortgage
      Trust, Ser 2005-AA3, Cl 3A1
         5.352%, 09/01/08 (A)                               858             673
   First Horizon Asset Securities, Ser 2006-
      AR1, Cl 2A1
         5.852%, 09/01/08 (A)                             1,797           1,345
   First Horizon Asset Securities, Ser 2006-
      AR3, Cl 1A1
         5.664%, 09/01/08 (A)                             4,932           4,271
   First Union-Chase Commercial
      Mortgage, Ser 1999-C2, Cl A2
         6.645%, 09/15/08                                 1,047           1,051
   GMAC Commercial Mortgage Securities,
      Ser 1999-C2, Cl A2
         6.945%, 09/15/08                                 3,275           3,302
   Greenwich Capital Commercial Funding,
      Ser 2007-GG9, Cl A4
         5.444%, 09/10/08                                 5,153           4,614
   GS Mortgage Securities II, Ser 2006-
      GG6, Cl AM
         5.622%, 09/10/08 (A)                            21,500          18,837

                        SEI ALPHA STRATEGY PORTFOLIOS, LP
                            SEI LIBOR Plus Portfolio

                             Schedule of Investments
                                 August 31, 2008
                                   (Unaudited)

                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-----------------------------------------------   -------------   -------------
   GSR Mortgage Loan Trust, Ser 2005-6F, Cl 1A1
         5.000%, 09/25/08                         $       2,679   $       2,492
   GSR Mortgage Loan Trust, Ser 2005-
      AR1, Cl 1A1
         6.276%, 09/01/08 (A)                             1,647           1,417
   GSR Mortgage Loan Trust, Ser 2005-
      AR2, Cl 1A2
         6.425%, 09/01/08 (A)                             2,413           2,144
   Harborview Mortgage Loan Trust,
      Ser 2004-7, Cl 2A1
         6.560%, 09/01/08 (A)                               358             300
   Harborview Mortgage Loan Trust,
      Ser 2005-9, Cl B11
         4.221%, 09/20/08 (A) (B)                         1,230             246
   Harborview Mortgage Loan Trust,
      Ser 2006-12, Cl 2A11
         2.556%, 09/19/08 (A)                             1,847           1,692
   HSI Asset Securitization Trust, Ser 2005-
      NC1, Cl 2A4
         2.792%, 09/25/08 (A)                             1,723           1,526
   Impac CMB Trust, Ser 2004-10, Cl 4M1
         3.072%, 09/25/08 (A)                             1,334             922
   Impac Secured Assets CMN Owner
      Trust, Ser 2006-4, Cl A2A
         2.552%, 09/16/08 (A)                               438             412
   Impac Secured Assets CMN Owner
      Trust, Ser 2006-5, Cl 1A1A
         2.582%, 09/21/08 (A)                               848             804
   Impac Secured Assets CMN Owner
      Trust, Ser 2007-1, Cl A1
         2.532%, 09/25/08 (A)                            26,218          22,581
   Impac Secured Assets CMN Owner
      Trust, Ser 2007-2, Cl 1A1A
         2.582%, 09/29/08 (A)                            18,298          15,441
   Indymac Index Mortgage Loan Trust,
      Ser 2006-AR11, Cl 3A1
         5.812%, 09/01/08 (A)                             2,871           1,788
   Indymac Index Mortgage Loan Trust,
      Ser 2006-AR11, Cl 4A1
         5.753%, 09/01/08 (A)                               526             387
   Indymac Index Mortgage Loan Trust,
      Ser 2006-AR12, Cl M2
         3.022%, 09/25/08 (A)                             1,270             197
   Indymac Index Mortgage Loan Trust,
      Ser 2006-AR14, Cl 1A4A
         2.642%, 09/25/08 (A)                             4,760           2,835
   Indymac Index Mortgage Loan Trust,
      Ser 2006-AR2, Cl M1
         2.922%, 09/27/08 (A)                               250              40
   Indymac Index Mortgage Loan Trust,
      Ser 2006-AR2, Cl M6
         4.222%, 09/25/08 (A)                             1,367             106
   Indymac Index Mortgage Loan Trust,
      Ser 2006-AR4, Cl M4
         3.172%, 09/25/08 (A)                               970              72
   Indymac Index Mortgage Loan Trust,
      Ser 2006-AR6, Cl M7
         4.022%, 09/25/08 (A)                                40               3
   Indymac Index Mortgage Loan Trust,
      Ser 2006-AR8, Cl M5
         3.022%, 09/26/08 (A)                                50               3

                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-----------------------------------------------   -------------   -------------
   Indymac Index Mortgage Loan Trust,
      Ser 2007-AR5, Cl 2A1
         6.106%, 09/25/08 (A)                     $       2,437   $       1,563
   JP Morgan Chase Commercial Mortgage
      Securities, Ser 2007-CB19, Cl H
         5.937%, 09/01/08 (A) (B)                           786             194
   JP Morgan Chase Commercial Mortgage
      Securities, Ser 2007-CB19, Cl F
         5.937%, 09/01/08 (A) (B)                         2,250             927
   JP Morgan Chase Commercial Mortgage
      Trust, Ser 2007-CB18, Cl A4
         5.440%, 09/01/08                                 6,000           5,356
   LB-UBS Commercial Mortgage Trust,
      Ser 2000-C3, Cl A2
         7.950%, 09/15/08 (A)                             3,040           3,138
         7.370%, 09/15/08                                 3,089           3,185
   LB-UBS Commercial Mortgage Trust,
      Ser 2008-C1, Cl AM
         6.150%, 09/15/08 (A)                             2,000           1,734
   Merrill Lynch Mortgage Investors,
      Ser 2005-A8, Cl A1B1
         5.250%, 09/25/08 (A)                               109             105
   Merrill Lynch Mortgage Trust, Ser 2006-
      1, Cl 1A
         5.269%, 09/01/08 (A)                             7,095           6,712
   Merrill Lynch Mortgage Trust, Ser 2008-
      C1, Cl AM
         6.461%, 09/12/08 (A)                             2,343           2,116
   Morgan Stanley Capital I, Ser 2006-
      IQ12, Cl F
         5.557%, 09/01/08 (A)                             1,750           1,025
   Morgan Stanley Capital I, Ser 2007-
      HQ13, Cl D
         6.308%, 09/01/08 (A) (B)                         4,000           1,970
   Morgan Stanley Capital I, Ser 2007-
      IQ13, Cl A4
         5.364%, 09/15/08                                   686             608
   Morgan Stanley Capital I, Ser 2007-T27,
      Cl A4
         5.650%, 09/01/08 (A)                             1,461           1,327
   Morgan Stanley Capital I, Ser 2008-T29,
      Cl A4
         6.458%, 09/01/08                                 5,000           4,722
   Morgan Stanley Mortgage Loan Trust,
      Ser 2004-10AR, Cl 1A
         6.101%, 09/01/08 (A)                             3,286           2,792
   Nomura Asset Acceptance, Ser 2006-AP1, Cl A2
         5.515%, 09/25/08 (A)                             2,615           2,101
   Nomura Asset Acceptance, Ser 2007-1, Cl 1A1A
         5.995%, 09/09/08 (D)                               515             435
   Nomura Asset Securities, Ser 1998-D6, Cl A1B
         6.590%, 09/15/08                                    42              42
   Ownit Mortgage Loan Asset Backed
      Certificates, Ser 2006-1, Cl AF1
         5.424%, 09/25/08 (D)                             2,219           2,194
   Prime Mortgage Trust, Ser 2005-4, Cl 2A8
         5.500%, 09/01/08                                 4,749           4,273
   RESI Finance, Ser 2007-B, Cl B5
         3.567%, 09/15/08 (A) (B)                         3,189           1,116

                        SEI ALPHA STRATEGY PORTFOLIOS, LP
                            SEI LIBOR Plus Portfolio

                             Schedule of Investments
                                 August 31, 2008
                                   (Unaudited)

                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-----------------------------------------------   -------------   -------------
   Residential Accredit Loans, Ser 2006-
      QO1, Cl 2A3
         2.872%, 09/27/08 (A)                     $       1,112   $         408
   Residential Accredit Loans, Ser 2006-
      QO10, Cl A2
         2.672%, 09/25/08 (A)                             2,216             816
   Residential Accredit Loans, Ser 2006-
      QO6, Cl M5
         2.972%, 09/29/08 (A)                             2,000              80
   Residential Asset Securitization Trust,
      Ser 2004-IP2, Cl 3A1
         5.256%, 09/25/08 (A)                             6,449           6,335
   Residential Asset Securitization Trust,
      Ser 2007-A8, Cl 3A1
         6.100%, 09/01/08 (A)                             4,491           3,926
   Residential Funding Mortgage Securities
      I, Ser 2007-S5, Cl A9
         6.000%, 09/25/08                                   430             282
   Residential Funding Mortgage Securities
      I, Ser 2007-S7, Cl M3
         6.000%, 09/25/08                                   879              67
   Residential Funding Mortgage Securities
      I, Ser 2007-S7, Cl M1
         6.000%, 09/25/08                                 1,985             528
   Residential Funding Mortgage Securities
      I, Ser 2007-S7, Cl M2
         6.000%, 09/25/08                                   943             157
   Structured Adjustable Rate Mortgage
      Loan Trust, Ser 2005-16XS, Cl M2
         3.372%, 09/25/08 (A)                             2,841             167
   Structured Adjustable Rate Mortgage
      Loan Trust, Ser 2005-7, Cl 1A3
         5.758%, 09/01/08 (A)                             4,590           4,145
   Structured Asset Mortgage Investments,
      Ser 2006-AR1, Cl B5
         3.522%, 09/27/08 (A)                               515              66
   Structured Asset Mortgage Investments,
      Ser 2006-AR1, Cl B4
         3.422%, 09/27/08 (A)                               785             100
   Structured Asset Mortgage Investments,
      Ser 2006-AR7, Cl A12
         2.722%, 09/25/08 (A)                             3,120           1,308
   Structured Asset Securities, Ser 2005-16,
      Cl 1A2
         5.500%, 09/25/08                                 3,750           3,309
   Structured Asset Securities, Ser 2006-
      NC1, Cl A4
         2.622%, 09/25/08 (A)                             1,200             721
   Washington Mutual Alternative
      Mortgage Pass-Through Certificates,
      Ser 2007-OA3, Cl 5A
         4.168%, 09/25/08 (A)                             9,206           6,996
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2005-AR2, Cl B9
         3.672%, 09/25/08 (A)                             1,169             140
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2007-HY4,
      Cl 1A1
         5.550%, 09/01/08 (A)                            20,106          16,768
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2007-HY6,
      Cl 1A1
         5.667%, 09/01/08 (A)                            21,188          14,454

                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-----------------------------------------------   -------------   -------------
   Wells Fargo Mortgage Backed Securities
      Trust, Ser 2005-AR16, Cl 4A1
         4.992%, 09/25/08 (A)                     $       1,285   $       1,231
                                                                  -------------
                                                                        364,599
                                                                  -------------
Total Mortgage-Backed Securities
   (Cost $909,452) ($ Thousands)                                        825,123
                                                                  -------------
ASSET-BACKED SECURITIES -- 40.5%
AUTOMOTIVE -- 1.2%
   Chase Manhattan Auto Owner Trust,
      Ser 2005-B, Cl A4
         4.880%, 06/15/12                                 2,028           2,040
   Chase Manhattan Auto Owner Trust,
      Ser 2006-B, Cl A3
         5.130%, 09/15/08                                 5,300           5,339
   Daimler Chrysler Auto Trust, Ser 2007-
      A, Cl A2B
         3.042%, 09/08/08 (A)                             5,107           5,076
   Ford Credit Auto Owner Trust, Ser 2005-
      B, Cl A4
         4.380%, 01/15/10                                 2,115           2,117
   USAA Auto Owner Trust, Ser 2008-1,
      Cl A2
         4.270%, 10/15/10                                 3,000           3,012
                                                                  -------------
                                                                         17,584
                                                                  -------------
CREDIT CARDS -- 2.2%
   American Express Credit Account Master
      Trust, Ser 2004-1, Cl A
         2.547%, 09/15/08 (A)                             3,000           2,991
   American Express Credit Account Master
      Trust, Ser 2005-8, Cl A
         2.497%, 09/15/08 (A)                             3,000           2,927
   American Express Issuance Trust,
      Ser 2008-1, Cl A
         3.417%, 09/15/08 (A)                             5,000           4,989
   Banc of America Credit Card Trust,
      Ser 2008-A3, Cl A3
         3.217%, 09/15/08 (A)                             3,000           3,000
   Bank One Issuance Trust, Ser 2002-A6,
      Cl A
         2.657%, 09/15/08 (A)                             5,020           4,971
   Chase Credit Card Master Trust,
      Ser 2003-6, Cl A
         2.624%, 09/15/08 (A)                             3,000           2,999
   Chase Issuance Trust, Ser 2005-A8,
      Cl A8
         2.507%, 09/15/08 (A)                             2,500           2,449
   Chase Issuance Trust, Ser 2006-A3,
      Cl A3
         2.457%, 09/15/08 (A)                             3,000           2,982
   Citibank Credit Card Issuance Trust,
      Ser 2008-A3, Cl A3
         3.346%, 09/18/08 (A)                             5,000           5,002
                                                                  -------------
                                                                         32,310
                                                                  -------------
MORTGAGE RELATED SECURITIES -- 13.5%
   Accredited Mortgage Loan Trust,
      Ser 2006-2, Cl A2
         2.562%, 09/25/08 (A)                             4,220           4,088
   ACE Securities, Ser 2003-NC1, Cl M
         3.252%, 09/25/08 (A)                             3,600           2,081
   ACE Securities, Ser 2003-OP1, Cl M1
         3.172%, 09/26/08 (A)                             1,750           1,339

                        SEI ALPHA STRATEGY PORTFOLIOS, LP
                            SEI LIBOR Plus Portfolio

                             Schedule of Investments
                                 August 31, 2008
                                   (Unaudited)

                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-----------------------------------------------   -------------   -------------
   ACE Securities, Ser 2005-HE2, Cl M3
         2.952%, 09/25/08 (A)                     $       2,235   $       1,919
   ACE Securities, Ser 2005-HE7, Cl A1B2
         2.772%, 09/27/08 (A)                             2,583           2,190
   ACE Securities, Ser 2005-HE7, Cl A2D
         2.802%, 09/25/08 (A)                             3,000           2,545
   ACE Securities, Ser 2006-HE1, Cl A2B
         2.602%, 09/25/08 (A)                             1,956           1,867
   ACE Securities, Ser 2006-OP1, Cl M2
         2.762%, 09/25/08 (A)                             4,325             712
   Aegis Asset-Backed Securities Trust,
      Ser 2003-3, Cl M1
         3.522%, 09/25/08 (A)                               173             141
   Ameriquest Mortgage Securities,
      Ser 2003-2, Cl M1
         3.822%, 09/25/08 (A)                             2,177           1,712
   Argent Securities, Ser 2003-W5, Cl M1
         3.172%, 09/25/08 (A)                             1,000             807
   Argent Securities, Ser 2003-W9, Cl M1
         3.162%, 09/26/08 (A)                             2,274           1,759
   Argent Securities, Ser 2006-M3, Cl A2B
         2.572%, 09/25/08 (A)                             5,500           5,047
   Argent Securities, Ser 2006-W2, Cl A2B
         2.662%, 09/27/08 (A)                             3,136           2,698
   Asset-Backed Funding Certificates,
      Ser 2006-HE1, Cl A2C
         2.632%, 09/25/08 (A)                             1,285             790
   Asset-Backed Funding Certificates,
      Ser 2006-OPT3, Cl A3B
         2.632%, 09/25/08 (A)                             1,255             772
   Asset-Backed Funding Certificates,
      Ser 2004-OPT5, Cl M1
         3.222%, 09/14/08 (A)                             1,000             872
   Asset-Backed Funding Certificates,
      Ser 2006-OPT1, Cl A3C2
         2.622%, 09/25/08 (A)                             2,540           1,833
   Asset-Backed Funding Certificates,
      Ser 2006-OPT1, Cl M2
         2.762%, 09/25/08 (A)                             2,000             357
   Asset-Backed Securities Home Equity,
      Ser 2003-HE5, Cl M1
         3.592%, 09/15/08 (A)                             2,828           2,296
   Asset-Backed Securities Home Equity,
      Ser 2006-HE2, Cl M3
         2.862%, 09/25/08 (A)                             2,789             283
   Asset-Backed Securities Home Equity,
      Ser 2006-HE3, Cl A4
         2.642%, 09/25/08 (A)                             5,461           4,900
   Bayview Financial Acquisition Trust,
      Ser 2006-A, Cl 2A2
         2.710%, 09/30/08 (A)                             1,435           1,419
   Bear Stearns Asset-Backed Securities
      Trust, Ser 2006-HE7, Cl 2A2
         2.632%, 09/25/08 (A)                             4,600           3,208
   Bear Stearns Asset-Backed Securities
      Trust, Ser 2006-HE9, Cl 1A2
         2.622%, 09/25/08 (A)                             3,430           2,223
   Bear Stearns Asset-Backed Securities
      Trust, Ser 2007-HE4, Cl 1A1
         2.592%, 09/30/08 (A)                            12,123          11,602
   Bear Stearns Commercial Morgage
      Securities, Ser 2007-T28, Cl G
         6.177%, 09/25/08                                   955             291

                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-----------------------------------------------   -------------   -------------
   Citifinancial Mortgage Securities,
      Ser 2004-1, Cl AF2
         2.640%, 09/01/08                         $         934   $         905
   Citigroup Mortgage Loan Trust,
      Ser 2006-AR3, Cl 2A4A
         5.900%, 09/25/08 (A)                             1,919           1,391
   Citigroup Mortgage Loan Trust,
      Ser 2006-FX1, Cl A1
         2.572%, 09/30/08 (A)                               119             110
   Citigroup Mortgage Loan Trust,
      Ser 2006-NC1, Cl A2B
         2.582%, 09/25/08 (A)                             3,466           3,333
   Citigroup Mortgage Loan Trust,
      Ser 2006-NC2, Cl A2B
         2.632%, 09/28/08 (A)                             5,780           4,228
   Citigroup Mortgage Loan Trust,
      Ser 2006-WMC1, Cl A2B
         2.622%, 09/25/08 (A)                               745             740
   Green Tree Home Improvement Loan
      Trust, Ser 1997-E, Cl HEB1
         7.530%, 09/15/08                                 3,856           3,691
   HFC Home Equity Loan Asset-Backed
      Certificates, Ser 2007-3, Cl M1
         4.721%, 09/18/08 (A)                             3,000           2,057
   Home Equity Asset NIM Trust,
      Ser 2003-4, Cl M2
         4.872%, 09/25/08 (A)                             1,492           1,065
   Home Equity Asset Trust, Ser 2006-3,
      Cl 2A2
         2.602%, 09/27/08 (A)                             1,417           1,394
   Home Equity Asset Trust, Ser 2006-5,
      Cl 2A3
         2.622%, 09/26/08 (A)                               950             758
   Home Equity Asset Trust, Ser 2006-6,
      Cl 2A3
         2.622%, 09/25/08 (A)                             2,015           1,325
   Home Equity Asset Trust, Ser 2006-7,
      Cl 2A3
         2.622%, 09/25/08 (A)                             3,550           2,419
   Home Equity Mortgage Trust, Ser 2006-
      5, Cl A1
         5.500%, 09/25/08 (D)                            13,652           3,556
   Home Equity Mortgage Trust, Ser 2007-
      2, Cl 2A1A
         2.622%, 09/30/08 (A)                            15,694           8,711
   HSI Asset Securitization Trust, Ser 2006-
      HE2, Cl M1
         2.712%, 09/25/08 (A)                             2,235             189
   IXIS Real Estate Capital Trust, Ser 2006-
      HE1, Cl A4
         2.772%, 09/25/08 (A)                             2,000           1,157
   IXIS Real Estate Capital Trust, Ser 2006-
      HE2, Cl A3
         2.632%, 09/25/08 (A)                             1,755           1,294
   Lehman XS Trust, Ser 2005-5N, Cl M4
         4.222%, 09/30/08 (A)                             3,000             205
   Lehman XS Trust, Ser 2005-7N, Cl M7I
         4.222%, 09/27/08 (A)                             1,350             131
   Lehman XS Trust, Ser 2005-7N, Cl M5I
         3.722%, 09/30/08 (A)                               620              78
   Master Asset Backed Securities Trust,
      Ser 2006-AB1, Cl A2
         2.702%, 09/25/08 (A)                             2,730           2,277

                        SEI ALPHA STRATEGY PORTFOLIOS, LP
                            SEI LIBOR Plus Portfolio

                             Schedule of Investments
                                 August 31, 2008
                                   (Unaudited)

                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-----------------------------------------------   -------------   -------------
   Master Asset Backed Securities Trust,
      Ser 2006-NC2, Cl A4
         2.622%, 09/25/08 (A)                     $       4,210   $       2,783
   Master Asset-Backed Securities Trust,
      Ser 2003-WMC2, Cl M1
         3.511%, 09/27/08 (A)                               742             627
   Master Asset-Backed Securities Trust,
      Ser 2006-AB1, Cl A1
         2.612%, 09/27/08 (A)                               919             907
   Merrill Lynch Mortgage Investors,
      Ser 2003-HE1, Cl M2
         4.122%, 09/25/08 (A)                                 9               5
   Morgan Stanley ABS Capital I, Ser 2003-
      NC10, Cl M1
         3.481%, 09/27/08 (A)                             2,483           2,040
   Morgan Stanley ABS Capital I, Ser 2006-
      HE3, Cl A2C
         2.632%, 09/25/08 (A)                             6,800           5,900
   Morgan Stanley ABS Capital I, Ser 2006-
      HE4, Cl A2
         2.572%, 09/25/08 (A)                             1,150           1,132
   Morgan Stanley ABS Capital I, Ser 2006-
      HE4, Cl A3
         2.622%, 09/25/08 (A)                             3,100           2,392
   Morgan Stanley ABS Capital I, Ser 2006-
      HE5, Cl A2C
         2.612%, 09/25/08 (A)                             1,615           1,146
   Morgan Stanley ABS Capital I, Ser 2006-
      HE5, Cl A2B
         2.572%, 09/25/08 (A)                             4,000           3,613
   Morgan Stanley ABS Capital I, Ser 2006-
      HE8, Cl A2B
         2.572%, 09/25/08 (A)                             7,000           6,461
   Morgan Stanley ABS Capital I, Ser 2006-
      HE8, Cl A2C
         2.612%, 09/25/08 (A)                             1,935           1,357
   Morgan Stanley ABS Capital I, Ser 2007-
      HE7, Cl B1
         4.722%, 09/25/08 (A)                             3,000             450
   Morgan Stanley Dean Witter Capital I,
      Ser 2002-AM3, Cl M1
         3.897%, 09/25/08 (A)                               274             237
   Morgan Stanley Dean Witter Capital I,
      Ser 2003-NC4, Cl M2
         5.472%, 09/25/08 (A)                               152             128
   Morgan Stanley Home Equity Loans,
      Ser 2006-2, Cl A2
         2.582%, 09/25/08 (A)                             1,003             994
   Morgan Stanley Mortgage Loan Trust,
      Ser 2006-17XS, Cl A1
         2.592%, 09/25/08 (A)                               273             232
   New Century Home Equity Loan Trust,
      Ser 2005-A, Cl A2
         4.461%, 09/25/08 (D)                                10              10
   Novastar Home Equity Loan, Ser 2006-
      HE3, Cl 2A1
         2.512%, 09/25/08 (A)                             1,356           1,312
   Novastar Home Equity Loan, Ser 2006-2,
      Cl A2B
         2.582%, 09/25/08 (A)                             3,747           3,564
   Novastar Home Equity Loan, Ser 2007-1,
      Cl A2A1
         2.572%, 09/30/08 (A)                            14,980          14,190

                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-----------------------------------------------   -------------   -------------
   Option One Mortgage Loan Trust,
      Ser 2003-5, Cl M1
         3.122%, 09/23/08 (A)                     $         663   $         483
   Option One Mortgage Loan Trust,
      Ser 2005-5, Cl 5A3
         2.682%, 09/25/08 (A)                             4,714           4,355
   Option One Mortgage Loan Trust,
      Ser 2005-5, Cl M1
         2.862%, 09/27/08 (A)                             1,550           1,029
   Option One Mortgage Loan Trust,
      Ser 2006-3, Cl 2A2
         2.572%, 09/25/08 (A)                             1,500           1,341
   Option One Mortgage Loan Trust,
      Ser 2007-HL1, Cl 2A1
         2.581%, 09/26/08 (A)                            13,138          11,418
   Option One Mortgage Securities NIM
      Trust, Ser 2005-3A, Cl N1
         5.438%, 09/25/08 (B)                                 2              --
   Residential Asset Securities, Ser 2005-
      KS12, Cl A3
         2.792%, 09/25/08 (A)                             2,800           1,889
   Residential Funding Mortgage Securities
      II, Ser 2006-HI5, Cl A1
         2.492%, 09/25/08 (A)                               280             269
   Resmae Mortgage Loan Trust, Ser 2006-
      1, Cl A2B
         2.622%, 09/25/08 (A) (B)                         6,979           6,027
   Securitized Asset-Backed Receivables
      Trust, Ser 2006-NC1, Cl A2
         2.632%, 09/25/08 (A)                             5,115           4,564
   Soundview Home Equity Loan Trust,
      Ser 2006-3, Cl A2
         2.562%, 09/25/08 (A)                             1,716           1,689
   Soundview Home Equity Loan Trust,
      Ser 2006-OPT4, Cl 2A2
         2.562%, 09/25/08 (A)                             4,343           4,212
   Structured Asset Investment Loan Trust,
      Ser 2003-BC4, Cl M2
         5.472%, 09/25/08 (A)                             1,259             974
   Terwin Mortgage Trust, Ser 2006-2HGS,
      Cl A1
         4.500%, 09/25/08 (A) (B)                         9,553           2,693
   Terwin Mortgage Trust, Ser 2006-4SL,
      Cl A1
         4.500%, 09/25/08 (A) (B)                         8,541           3,412
   Terwin Mortgage Trust, Ser 2006-6,
      Cl 1A1
         4.500%, 09/25/08 (A)                                93              32
   Wells Fargo Home Equity Trust,
      Ser 2004-2, Cl M8A
         5.472%, 09/28/08 (A) (B)                           763             183
                                                                  -------------
                                                                        194,815
                                                                  -------------
OTHER ASSET-BACKED SECURITIES -- 23.6%
   1776 CLO, Ser 2006-1A, Cl B
         3.252%, 09/08/08 (A) (B)                         5,000           3,720
   Ameriquest Mortgage Securities,
      Ser 2005-R11, Cl A2C
         2.702%, 09/25/08 (A)                             3,130           2,986
   Ameriquest Mortgage Securities,
      Ser 2005-R3, Cl A1A
         2.672%, 09/27/08 (A)                               776             751
   Anthracite CDO I, Ser 2004-1A, Cl A
         2.832%, 09/23/08 (A) (B)                         6,683           4,211

                       SEI ALPHA STRATEGY PORTFOLIOS, LP
                            SEI LIBOR Plus Portfolio

                             Schedule of Investments
                                August 31, 2008
                                   (Unaudited)

                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-----------------------------------------------   -------------   -------------
   Argent Securities, Ser 2005-W4, Cl A2C
         2.772%, 09/22/08 (A)                     $       2,398   $       2,282
   Argent Securities, Ser 2006-W4, Cl A2B
         2.582%, 09/25/08 (A)                             5,421           5,211
   Carrington Mortgage Loan Trust,
      Ser 2005-NC5, Cl A2
         2.792%, 09/25/08 (A)                             5,981           5,667
   Carrington Mortgage Loan Trust,
      Ser 2006-FRE1, Cl A3
         2.622%, 09/25/08 (A)                             2,400           2,043
   Carrington Mortgage Loan Trust,
      Ser 2006-NC1, Cl A2
         2.632%, 09/25/08 (A)                             4,077           4,031
   Carrington Mortgage Loan Trust,
      Ser 2006-NC3, Cl A1
         2.522%, 09/10/08 (A)                               615             610
   Carrington Mortgage Loan Trust,
      Ser 2007-FRE1, Cl A1
         2.592%, 09/25/08 (A)                            10,777          10,362
   CenterPoint Energy Transition Bond
      LLC, Ser 2001-1, Cl A3
         5.160%, 09/15/11                                 3,283           3,312
   Citigroup Mortgage Loan Trust,
      Ser 2006-WFH3, Cl A3
         2.543%, 09/25/08 (D)                             6,265           4,870
   CNH Equipment Trust, Ser 2008-B,
      Cl A2B
         3.467%, 09/15/08 (A)                             5,000           4,981
   Countrywide Asset-Backed Certificates,
      Ser 2004-5, Cl 3A
         2.702%, 09/27/08 (A)                               139             107
   Countrywide Asset-Backed Certificates,
      Ser 2005-7, Cl MV8
         3.922%, 09/27/08 (A)                             1,400             456
   Countrywide Asset-Backed Certificates,
      Ser 2005-AB1, Cl A2
         2.682%, 09/25/08 (A)                             4,390           4,280
   Countrywide Asset-Backed Certificates,
      Ser 2006-3, Cl 2A2
         2.652%, 09/25/08 (A)                             4,757           4,293
   Countrywide Asset-Backed Certificates,
      Ser 2006-6, Cl 2A3
         2.752%, 09/25/08 (A)                               855             627
   Countrywide Asset-Backed Certificates,
      Ser 2006-S1, Cl A2
         5.549%, 09/25/08                                 6,427           5,847
   Countrywide Home Loan Mortgage Pass
      Through Trust, Ser 2005-27, Cl B1
         5.500%, 09/25/08                                 1,635             704
   Countrywide Home Loan Mortgage Pass
      Through Trust, Ser 2005-HY10,
      Cl 1A1
         5.299%, 09/01/08 (A)                             3,710           3,171
   Countrywide Home Loan Mortgage Pass
      Through Trust, Ser 2005-HYB9,
      Cl 1A2
         5.150%, 09/01/08 (A)                               416             317
   Countrywide Home Loan Mortgage Pass
      Through Trust, Ser 2007-17, Cl M
         6.239%, 09/01/08 (A)                             5,835           2,560
   Countrywide Home Loan Mortgage Pass
      Through Trust, Ser 2008-2R, Cl A1
         6.000%, 09/25/08                                 4,205           3,490

                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-----------------------------------------------   -------------   -------------
   CPL Transition Funding LLC, Ser 2002-
      1, Cl A3
         5.560%, 09/15/08                         $       3,209   $       3,280
   Credit-Based Asset Servicing and
      Securitization LLC, Ser 2005-CB2, Cl M1
         2.912%, 09/25/08 (A)                               354             297
   Credit-Based Asset Servicing and
      Securitization LLC, Ser 2007-CB4, Cl A2A
         5.844%, 09/01/08 (D)                            11,680          11,576
   Credit-Based Asset Servicing and
      Securitization LLC, Ser 2007-CB4,
      Cl A1A
         2.562%, 09/27/08 (A)                            10,958          10,226
   Credit-Based Asset Servicing and
      Securitization, Ser 2007-CB2, Cl A2A
         5.891%, 09/25/08 (D)                             3,543           3,473
   Crest Ltd., Ser 2002-IGA, Cl A
         3.245%, 09/16/08 (A) (B)                         6,953           6,566
   Crest Ltd., Ser 2003-1A, Cl B1
         3.759%, 09/28/08 (A) (B)                         6,000           4,834
   CSAB Mortgage Backed Trust, Ser 2006-
      4, Cl A1A
         5.868%, 09/25/08 (D)                               526             505
   FBR Securitization Trust, Ser 2005-2,
      Cl M10
         4.722%, 09/28/08 (A)                               424               5
   Fieldstone Mortgage Investment,
      Ser 2006-3, Cl 2A3
         2.632%, 09/25/08 (A)                               820             480
   Fieldstone Mortgage Investment,
      Ser 2006-3, Cl 2A1
         2.542%, 09/25/08 (A)                               582             564
   Fieldstone Mortgage Investment,
      Ser 2006-3, Cl M1
         2.732%, 09/25/08 (A)                             5,680           1,298
   First Franklin Mortgage Loan Asset
      Backed Certificates, Ser 2006-FF15, Cl A5
         2.632%, 09/25/08 (A)                               885             528
   First Franklin Mortgage Loan Asset
      Backed Certificates, Ser 2006-FF18,
      Cl A2C
         2.632%, 09/25/08 (A)                             2,800           1,453
   First Franklin Mortgage Loan Asset-
      Backed Certificates, Ser 2005-FF10, Cl A4
         2.792%, 09/25/08 (A)                            25,000          22,443
   First Franklin Mortgage Loan Asset-
      Backed Certificates, Ser 2006-FF11,
      Cl 2A1
         2.512%, 09/25/08 (A)                               684             674
   First Franklin Mortgage Loan Asset-
      Backed Certificates, Ser 2006-FF14, Cl A2
         2.532%, 09/25/08 (A)                            14,588          13,669
   First Franklin Mortgage Loan Asset-
      Backed Certificates, Ser 2006-FF9, Cl M1
         2.722%, 09/25/08 (A)                            20,000           5,013

                       SEI ALPHA STRATEGY PORTFOLIOS, LP
                            SEI LIBOR Plus Portfolio

                             Schedule of Investments
                                 August 31, 2008
                                   (Unaudited)

                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-----------------------------------------------   -------------   -------------
   First Franklin Mortgage Loan Asset-
      Backed Certificates, Ser 2006-FFA,
      Cl A3
         2.592%, 09/25/08 (A)                     $         756   $         246
   First Franklin Mortgage Loan Asset-
      Backed Certificates, Ser 2006-FFB,
      Cl A2
         2.602%, 09/26/08 (A)                               311             108
   Fremont Home Loan Trust, Ser 2006-A,
      Cl 2A3
         2.632%, 09/25/08 (A)                             5,500           3,862
   Fremont Home Loan Trust, Ser 2006-A,
      Cl M2
         2.792%, 09/25/08 (A)                             2,320             258
   Fremont Home Loan Trust, Ser 2006-B,
      Cl 2A3
         2.632%, 09/25/08 (A)                             1,550             985
   Fremont Home Loan Trust, Ser 2006-C,
      Cl 2A1
         2.522%, 09/25/08 (A)                             1,685           1,606
   Fremont Home Loan Trust, Ser 2006-D,
      Cl 2A1
         2.532%, 09/25/08 (A)                             2,519           2,346
   GSAMP Trust, Ser 2005-HE4, Cl A2C
         2.842%, 09/25/08 (A)                             3,250           3,110
   GSAMP Trust, Ser 2005-HE5, Cl A2C
         2.712%, 09/25/08 (A)                             2,256           2,227
   GSAMP Trust, Ser 2005-WMC1, Cl A4
         2.852%, 09/25/08 (A)                             2,563           2,365
   GSAMP Trust, Ser 2006-FM1, Cl A2C
         2.632%, 09/25/08 (A)                             1,000             813
   GSAMP Trust, Ser 2006-FM2, Cl A2A
         2.542%, 09/25/08 (A)                               534             525
   GSAMP Trust, Ser 2006-HE2, Cl A2
         2.652%, 09/25/08 (A)                             2,935           2,516
   GSAMP Trust, Ser 2007-HE2, Cl A2A
         2.581%, 09/20/08 (A)                            11,853          11,111
   HSI Asset Securitization Trust, Ser 2005-
      I1, Cl 2A3
         2.762%, 09/27/08 (A)                            17,700          14,883
   HSI Asset Securitization Trust, Ser 2007-
      NC1, Cl A4
         2.752%, 09/25/08 (A)                             5,500           2,112
   JP Morgan Mortgage Acquisition,
      Ser 2006-FRE1, Cl A3
         2.662%, 09/25/08 (A)                             1,868           1,672
   Lehman XS Trust, Ser 2005-9N, Cl M6
         4.222%, 09/30/08 (A)                             2,300             217
   Lehman XS Trust, Ser 2006-12N, Cl M4
         3.022%, 09/25/08 (A)                             1,520             181
   Lehman XS Trust, Ser 2006-12N, Cl M5
         3.072%, 09/25/08 (A)                               840              84
   Lehman XS Trust, Ser 2006-19, Cl A1
         2.572%, 09/25/08 (A)                               285             256
   Lehman XS Trust, Ser 2006-20, Cl A1
         2.572%, 09/25/08 (A)                               856             735
   Lehman XS Trust, Ser 2006-2N, Cl M5
         3.622%, 09/27/08 (A)                             1,221             115
   Long Beach Mortgage Loan Trust,
      Ser 2005-WL2, Cl M1
         2.942%, 09/25/08 (A)                             2,600           1,887
   Long Beach Mortgage Loan Trust,
      Ser 2006-1, Cl M2
         2.882%, 09/25/08 (A)                             2,115             180

                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-----------------------------------------------   -------------   -------------
   Long Beach Mortgage Loan Trust,
      Ser 2006-WL1, Cl 1A3
         2.802%, 09/27/08 (A)                     $       2,566   $       1,938
   Merrill Lynch Mortgage Investors ,
      Ser 2005-A4, Cl 1A
         5.233%, 09/01/08 (A)                             2,098           1,564
   Merrill Lynch Mortgage Investors,
      Ser 2007-HE2, Cl A2A
         2.592%, 09/30/08 (A)                            13,448          12,572
   Merrill Lynch Mortgage Investors,
      Ser 2007-SL1, Cl A1
         2.772%, 09/11/08 (A)                               618             276
   Morgan Stanley ABS Capital I, Ser 2005-
      HE6, Cl A2C
         2.792%, 09/25/08 (A)                             5,850           4,926
   Morgan Stanley ABS Capital I, Ser 2006-
      NC5, Cl A2A
         2.512%, 09/25/08 (A)                             2,129           2,097
   Morgan Stanley ABS Capital I, Ser 2006-
      WMC2, Cl A2C
         2.622%, 09/25/08 (A)                             7,970           4,816
   Morgan Stanley IXIS Real Estate Capital
      Trust, Ser 2006-2, Cl A3
         2.622%, 09/25/08 (A)                             3,870           2,536
   National Collegiate Student Loan Trust,
      Ser 2004-2, Cl 2C
         3.272%, 09/25/08 (A)                               250             135
   National Collegiate Student Loan Trust,
      Ser 2006-3, Cl C
         2.942%, 09/28/08 (A)                             5,850           3,413
   New Century Home Equity Loan Trust,
      Ser 2005-C, Cl A2C
         2.722%, 09/25/08 (A)                            10,000           8,914
   New Century Home Equity Loan Trust,
      Ser 2006-1, Cl M2
         2.832%, 09/25/08 (A)                             1,500             367
   Ownit Mortgage Loan Asset-Backed
      Certificates, Ser 2006-4, Cl A2A
         2.502%, 09/26/08 (A)                               242             237
   Park Place Securities, Ser 2005-WHQ2,
      Cl A2C
         2.702%, 09/28/08 (A)                                18              18
   RAAC Series, Ser 2006-SP4, Cl A1
         2.572%, 09/06/08 (A)                               287             276
   RAAC Series, Ser 2007-SP1, Cl A1
         2.622%, 09/10/08 (A)                            12,486          11,143
   Rampart CLO, Ser 2007-1A, Cl A
         3.250%, 10/25/08 (A) (B)                         5,500           4,688
   Residential Asset Mortgage Products,
      Ser 2006-NC2, Cl A2
         2.662%, 09/25/08 (A)                             3,476           3,113
   Residential Asset Securities, Ser 2006-
      KS2, Cl A2
         2.602%, 09/25/08 (A)                               100             100
   SACO I, Ser 2005-10, Cl 2A1
         2.732%, 09/30/08 (A)                            12,248          10,257
   SACO I, Ser 2005-9, Cl A1
         2.722%, 09/27/08 (A)                             4,681           2,772
   SACO I, Ser 2005-WM3, Cl A1
         2.732%, 09/27/08 (A)                             2,285           1,360
   Securitized Asset-Backed Receivables
      LLC Trust, Ser 2005-FR5, Cl A1A
         2.762%, 09/25/08 (A)                             3,453           3,294

                       SEI ALPHA STRATEGY PORTFOLIOS, LP
                            SEI LIBOR Plus Portfolio

                             Schedule of Investments
                                 August 31, 2008
                                   (Unaudited)

                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-----------------------------------------------   -------------   -------------
   Securitized Asset-Backed Receivables
      LLC Trust, Ser 2006-FR4, Cl A2A
         2.552%, 09/25/08 (A)                     $       1,893   $       1,798
   Securitized Asset-Backed Receivables
      LLC Trust, Ser 2005-HE1, Cl A1A
         2.772%, 09/25/08 (A) (B)                         4,267           4,095
   Securitized Asset-Backed Receivables
      LLC Trust, Ser 2005-HE1, Cl A3C
         2.802%, 09/25/08 (A)                             1,500           1,341
   Securitized Asset-Backed Receivables
      LLC Trust, Ser 2007-NC1, Cl A2B
         2.622%, 09/25/08 (A)                             3,200           2,073
   SLM Student Loan Trust, Ser 2006-C,
      Cl C
         2.861%, 09/15/08 (A)                             5,400           3,461
   Specialty Underwriting & Residential
      Finance, Ser 2005-AB3, Cl A2B
         2.722%, 09/25/08 (A)                             5,717           4,865
   Specialty Underwriting & Residential
      Finance, Ser 2006-BC5, Cl A2D
         2.622%, 09/25/08 (A)                             7,336           4,630
   Specialty Underwriting & Residential
      Finance, Ser 2006-BC5, Cl M1
         2.712%, 09/25/08 (A)                             4,200             913
   Structured Asset Investment Loan Trust,
      Ser 2005-4, Cl M11
         4.972%, 09/25/08 (A)                             1,040               4
   Structured Asset Investment Loan Trust,
      Ser 2006-BNC3, Cl A3
         2.622%, 09/25/08 (A)                            11,000           8,132
   Structured Asset Securities, Ser 2004-
      19XS, Cl A2
         4.370%, 09/01/08 (D)                                 8               8
   Structured Asset Securities, Ser 2006-
      BC6, Cl A4
         2.642%, 09/25/08 (A)                             3,700           2,148
   Structured Asset Securities, Ser 2006-
      GEL4, Cl A1
         2.592%, 09/27/08 (A) (B)                           382             362
   Structured Asset Securities, Ser 2007-
      BC1, Cl A4
         2.602%, 09/25/08 (A)                             5,100           3,036
   Terwin Mortgage Trust, Ser 2006-17HE,
      Cl A2A
         2.552%, 09/25/08 (A) (B)                           500             405
                                                                  -------------
                                                                        340,256
                                                                  -------------
Total Asset-Backed Securities
   (Cost $709,225) ($ Thousands)                                        584,965
                                                                  -------------
CORPORATE OBLIGATIONS -- 5.3%
CONSUMER DISCRETIONARY -- 0.7%
   ACE Hardware
         9.125%, 06/01/16 (B)                               500             450
   Aramark
         8.500%, 02/01/15                                   500             504
   General Motors
         7.125%, 07/15/13                                 1,000             540
   JC Penney
         6.375%, 10/15/36                                 2,000           1,625
   Lamar Media
         6.625%, 08/15/15                                   500             444
   Lowe's
         6.650%, 09/15/37                                 2,000           1,957

                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-----------------------------------------------   -------------   -------------
   Time Warner
         3.034%, 09/13/08 (A)                     $       3,000   $       2,940
   Yum! Brands
         6.875%, 11/15/37                                 1,500           1,386
                                                                  -------------
                                                                          9,846
                                                                  -------------
CONSUMER STAPLES -- 0.4%
   Constellation Brands
         7.250%, 05/15/17                                 1,000             980
   CVS
         3.111%, 12/01/08 (A)                             3,205           3,146
   Tesco
         6.150%, 11/15/37 (B)                             1,500           1,338
                                                                  -------------
                                                                          5,464
                                                                  -------------
ENERGY -- 0.9%
   Anadarko Petroleum
         3.176%, 09/15/08 (A)                             3,000           2,975
   Chesapeake Energy
         6.875%, 01/15/16                                   250             240
   Kinder Morgan Energy Partners
         6.300%, 02/01/09                                 3,030           3,052
   Plains Exploration & Production
         7.625%, 06/01/18                                   250             236
   Range Resources
         7.500%, 05/15/16                                   500             495
   Rockies Express Pipeline LLC
          4.250%, 09/20/08 (A) (B)                        3,000           3,002
   Transocean
         2.873%, 09/05/08 (A)                             3,000           3,000
                                                                  -------------
                                                                         13,000
                                                                  -------------
FINANCIALS -- 1.4%
   Allstate
         6.125%, 11/15/08 (A)                             2,000           1,738
   American Express Credit MTN
         2.611%, 09/04/08 (A)                             5,000           4,714
   Discover Financial Services
         6.450%, 06/12/17                                   695             516
   General Electric Capital
         6.375%, 11/15/08 (A)                             2,000           1,832
   Landsbanki Islands
         3.511%, 09/28/08 (A) (B)                           500             466
   Merrill Lynch MTN
         2.554%, 09/14/08 (A)                             1,285           1,241
   MetLife
         6.400%, 12/15/36                                 1,500           1,195
   Morgan Stanley
         2.902%, 09/07/08 (A)                             4,000           3,849
   Shinsei Finance Cayman Ltd.
         6.418%, 01/29/49 (A) (B)                         2,235           1,338
   Washington Mutual Preferred Funding
         6.534%, 09/15/08 (A) (B)                         2,715             701
   Xstrata Finance Dubai
         3.154%, 11/13/08 (A) (B)                         2,400           2,349
                                                                  -------------
                                                                         19,939
                                                                  -------------
HEALTH CARE -- 0.2%
   UnitedHealth Group
         2.981%, 09/21/08 (A)                             3,000           2,901
                                                                  -------------
INDUSTRIALS -- 0.3%
   Alliant Techsystems
         6.750%, 04/01/16                                   500             486
   Iron Mountain
         8.750%, 07/15/18                                 1,000           1,022

                       SEI ALPHA STRATEGY PORTFOLIOS, LP
                            SEI LIBOR Plus Portfolio

                             Schedule of Investments
                                 August 31, 2008
                                   (Unaudited)

                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-----------------------------------------------   -------------   -------------
   L-3 Communications
         6.125%, 01/15/14                         $         500   $         483
   Mueller Water Products
         7.375%, 06/01/17                                   500             415
   Terex
         7.375%, 01/15/14                                   500             493
   Union Pacific
         5.750%, 11/15/17                                 1,000             975
                                                                  -------------
                                                                          3,874
                                                                  -------------
MATERIALS -- 0.2%
   Buckeye Technologies
         8.500%, 10/01/13                                   500             503
   Chemtura
         6.875%, 06/01/16                                 1,000             845
   Georgia-Pacific
         8.125%, 05/15/11                                   500             500
   Owens-Illinois
         7.800%, 05/15/18                                   500             505
   Westlake Chemical
         6.625%, 01/15/16                                   500             425
                                                                  -------------
                                                                          2,778
                                                                  -------------
TELECOMMUNICATION SERVICES -- 0.4%
   AT&T
         6.300%, 01/15/38                                 1,000             943
   Charter Communications Operating LLC
         8.375%, 04/30/14 (B)                               500             482
   Cincinnati Bell
         8.375%, 01/15/14                                 1,000             946
   News America Holdings
         7.700%, 10/30/25                                 2,000           2,146
   Sprint Capital
         6.875%, 11/15/28                                 2,000           1,700
                                                                  -------------
                                                                          6,217
                                                                  -------------
UTILITIES -- 0.8%
   Dominion Resources, Ser B
         2.984%, 09/14/08 (A)                             2,000           1,997
   Nisource Finance
         3.381%, 11/23/08 (A)                             3,082           3,002
   Ohio Power
         2.908%, 10/06/08 (A)                             4,120           4,038
   Progress Energy
         3.241%, 09/15/08 (A)                             3,090           3,063
                                                                  -------------
                                                                         12,100
                                                                  -------------
Total Corporate Obligations
   (Cost $81,647) ($ Thousands)                                          76,119
                                                                  -------------
U.S. GOVERNMENT AGENCY OBLIGATION -- 0.2%
   FHLMC
         2.080%, 11/03/08 (C)                             1,000             996
   FNMA
         2.102%, 12/10/08 (C)                             1,500           1,489
                                                                  -------------
Total U.S. Government Agency Obligation
   (Cost $2,486) ($ Thousands)                                            2,485
                                                                  -------------
U.S. TREASURY OBLIGATIONS -- 2.5%
   U.S. Treasury Bill
         1.730%, 09/18/08 (C)                             1,500           1,499
   U.S. Treasury Bond TIPS
         3.000%, 07/15/12                                20,198          21,692

                                                   Face Amount
                                                  ($ Thousands)    Market Value
Description                                          /Shares      ($ Thousands)
-----------------------------------------------   -------------   -------------
         2.375%, 04/15/11 to 01/15/25             $      12,589   $      13,032
                                                                  -------------
Total U.S. Treasury Obligations
   (Cost $36,171) ($ Thousands)                                          36,223
                                                                  -------------
CASH EQUIVALENT -- 19.0%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 2.70% *                273,459,001         273,459
                                                                  -------------
Total Cash Equivalent
   (Cost $273,459) ($ Thousands)                                        273,459
                                                                  -------------
Total Investments -- 124.7%
   (Cost $2,012,440) ($ Thousands) +                              $   1,798,374
                                                                  =============

                       SEI ALPHA STRATEGY PORTFOLIOS, LP
                            SEI LIBOR Plus Portfolio

                             Schedule of Investments
                                 August 31, 2008
                                   (Unaudited)

A summary of outstanding futures contracts held by the Fund at August 31, 2008, is as follows:

                                                        UNREALIZED
                            NUMBER OF                  APPRECIATION
TYPE OF                     CONTRACTS    EXPIRATION   (DEPRECIATION)
CONTRACT                  LONG (SHORT)      DATE       ($ THOUSANDS)
--------                  ------------   ----------   --------------
30-Day Federal Fund             (38)      Oct-2008       $   (15)
90-Day Euro$                     48       Sep-2008            28
90-Day Euro$                    202       Sep-2008           592
90-Day Euro$                    (19)      Dec-2008            (5)
90-Day Euro$                   (309)      Dec-2008          (967)
90-Day Euro$                      4       Mar-2009            17
90-Day Euro$                     31       Mar-2009           122
90-Day Euro$                      5       Jun-2009            20
90-Day Euro$                    370       Jun-2009         1,459
90-Day Euro$                      5       Sep-2009            18
90-Day Euro$                    350       Sep-2009         1,239
90-Day Euro$                    (26)      Dec-2009           (38)
90-Day Euro$                   (260)      Dec-2009          (806)
90-Day Euro$                    (26)      Mar-2010           (37)
90-Day Euro$                   (199)      Mar-2010          (535)
90-Day Euro$                    (57)      Jun-2010          (106)
90-Day Euro$                   (762)      Jun-2010        (1,753)
90-Day Euro$                    (26)      Sep-2010           (31)
90-Day Euro$                   (122)      Sep-2010          (244)
90-Day Euro$                    (26)      Dec-2010           (28)
90-Day Euro$                    (51)      Dec-2010           (90)
90-Day Euro$                    (27)      Mar-2011           (28)
90-Day Euro$                    (78)      Mar-2011          (132)
90-Day Euro$                    (22)      Jun-2011           (19)
90-Day Euro$                    (15)      Jun-2011           (24)
90-Day Euro$                    (22)      Sep-2011           (18)
90-Day Euro$                     (5)      Sep-2011            (8)
90-Day Euro$                    (20)      Dec-2011           (15)
90-Day Euro$                    (26)      Dec-2011           (42)
90-Day Euro$                    (20)      Mar-2012           (15)
90-Day Euro$                    (26)      Mar-2012           (43)
90-Day Euro$                     (7)      Jun-2012            (5)
90-Day Euro$                     12       Sep-2012            17
10-Year Swap                   (389)      Sep-2008          (612)
U.S. 2-Year Note              1,293       Dec-2008            61
U.S. 5-Year Note              1,758       Dec-2008          (197)
U.S. 5-Year Note               (246)      Dec-2008             2
U.S. 10-Year Bond            (1,045)      Dec-2008          (174)
U.S. Long Treasury Bond        (784)      Dec-2008           353
                                                         -------
                                                         $(2,059)
                                                         =======

                        SEI ALPHA STRATEGY PORTFOLIOS, LP
                            SEI LIBOR Plus Portfolio

                             Schedule of Investments
                                 August 31, 2008
                                   (Unaudited)

A summary of outstanding swap agreements held by the Fund at August 31, 2008, is as follows:

                              CREDIT DEFAULT SWAPS

                                                                                                                 NET UNREALIZED
                                                                             (PAYS)/                 NOTIONAL     APPRECIATION
                                                                 BUY/SELL   RECEIVES  TERMINATION     AMOUNT     (DEPRECIATION)
COUNTERPARTY                REFERENCE ENTITY/OBLIGATION         PROTECTION    RATE       DATE      ($THOUSANDS)   ($THOUSANDS)
------------         -----------------------------------------  ----------  --------  -----------  ------------  --------------
Goldman Sachs        Anheuser-Busch Co. Inc., 5.625%, 10/1/10       Buy      (1.08)     09/20/13      $ 2,500       $   (10)
Goldman Sachs        Anheuser-Busch Co. Inc., 5.625%, 10/1/10       Buy      (1.05)     09/20/13        2,750            (1)
Bank Of America      Alcan Inc., 4.875%, 09/15/12                   Buy      (0.35)     12/20/13        4,375            13
Bank Of America      Alcan Inc., 4.875%, 09/15/12                   Buy      (0.35)     12/20/13          250             1
Bank Of America      Alcan Inc., 4.875%, 09/15/12                   Buy      (0.32)     03/20/14        3,700           110
Bank Of America      Alcan Inc., 4.875%, 09/15/12                   Buy      (0.32)     03/20/14          200            --
Bank Of America      Autozone Inc., 5.875%, 10/15/20                Buy      (0.44)     12/20/11          250             4
JPMorgan Chase Bank  Autozone Inc., 5.875%, 10/15/20                Buy      (0.46)     12/20/11          250             5
JPMorgan Chase Bank  Autozone Inc., 5.875%, 10/15/20                Buy      (0.46)     12/20/11        4,375            77
Bank Of America      Autozone Inc., 5.875%, 10/15/20                Buy      (0.44)     12/20/11        4,375            75
Bank Of America      Black & Decker Corp., 7.125%, 06/01/11         Buy      (0.55)     12/20/11          250            10
JPMorgan Chase Bank  Black & Decker Corp., 7.125%, 06/01/11         Buy      (0.55)     12/20/11          250            11
JPMorgan Chase Bank  Black & Decker Corp., 7.125%, 06/01/11         Buy      (0.55)     12/20/11        4,375           150
Bank Of America      Black & Decker Corp., 7.125%, 06/01/11         Buy      (0.55)     12/20/11        4,375           150
Goldman Sachs        Borgwarner Inc., 6.50.%, 02/15/09              Buy      (0.66)     03/20/13        5,000            17
Goldman Sachs        Borgwarner Inc., 6.50%, 02/15/09               Buy      (0.80)     03/20/13        2,250            (6)
Bank Of America      Campbell Soup Co., 4.875%, 10/01/13            Buy      (0.20)     06/20/14        6,850            (9)
Bank Of America      Campbell Soup Co., 4.875%, 10/01/13            Buy      (0.20)     06/20/14          350            --
JPMorgan Chase Bank  Carnival Corp., 6.65%, 1/15/28                 Buy      (0.22)     06/20/12        4,000            83
JPMorgan Chase Bank  Carnival Corp., 6.65%, 1/15/28                 Buy      (0.22)     06/20/12          200             4
JPMorgan Chase Bank  CDS.NA.HY.9                                    Buy      (3.75)     12/20/12       13,860        (1,912)
Goldman Sachs        CDX.NA.LG.9                                   Sell       0.60      12/20/12       52,875          (458)
Goldman Sachs        Centurytel Inc., 6.00%, 04/01/17               Buy      (1.10)     03/20/13        5,250           146
JPMorgan Chase Bank  CMBX.NA.A.2                                    Buy      (0.25)     03/15/49        3,000          (805)
Merrill Lynch        CMBX.NA.A.2                                    Buy      (0.25)     03/15/49        2,000          (533)
Goldman Sachs        CMBX.NA.A.3                                    Buy      (0.62)     12/15/49        2,000            95
Goldman Sachs        CMBX.NA.A.3                                    Buy      (0.62)     12/15/49        1,000            53
Goldman Sachs        CMBX.NA.A.3                                    Buy      (0.62)     12/15/49        1,000            42
Bank Of America      Computer Science, 5.000%, 12/01/12             Buy      (0.65)     06/20/13        4,250            (2)
Bank Of America      Darden Restaurants Inc., 7.125%, 02/01/16      Buy      (0.45)     12/20/11        4,250           192
Bank Of America      Darden Restaurants Inc., 7.125%, 02/01/16      Buy      (0.45)     12/20/11          250            11
JPMorgan Chase Bank  Dow Chemical Inc., 6.00%, 10/01/12             Buy      (0.26)     12/20/13        4,375            84
JPMorgan Chase Bank  Dow Chemical Inc., 6.00%, 10/01/12             Buy      (0.26)     12/20/13          250             4
Merrill Lynch        Dow Chemical Inc., 6.00%, 10/01/12             Buy      (0.25)     12/20/13          250             5
Merrill Lynch        Dow Chemical Inc., 6.00%, 10/01/12             Buy      (0.25)     12/20/13        4,375            82
Bank Of America      Gap Inc., 8.80%, 12/15/08                      Buy      (1.18)     12/20/11        4,375             9
JPMorgan Chase Bank  Gap Inc., 8.80%, 12/15/08                      Buy      (1.18)     12/20/11        4,250            13

                        SEI ALPHA STRATEGY PORTFOLIOS, LP
                            SEI LIBOR Plus Portfolio

                             Schedule of Investments
                                 August 31, 2008
                                   (Unaudited)

                              CREDIT DEFAULT SWAPS

                                                                                                                 NET UNREALIZED
                                                                             (PAYS)/                 NOTIONAL     APPRECIATION
                                                                 BUY/SELL   RECEIVES  TERMINATION     AMOUNT     (DEPRECIATION)
COUNTERPARTY                REFERENCE ENTITY/OBLIGATION         PROTECTION    RATE        DATE     ($THOUSANDS)   ($THOUSANDS)
------------         -----------------------------------------  ----------  --------  -----------  ------------  --------------
Bank Of America      Gap Inc., 8.80%, 12/15/08                      Buy      (1.18)%    12/20/11      $   250        $  (15)
JPMorgan Chase Bank  Gap Inc., 8.80%, 12/15/08                      Buy      (1.18)     12/20/11          250           (14)
JPMorgan Chase Bank  Hasbro Inc., 2.75%, 12/01/21                   Buy      (0.39)     12/20/11        4,250            (9)
JPMorgan Chase Bank  Hasbro Inc., 2.75%, 12/01/21                   Buy      (0.39)     12/20/11          250            (1)
Bank Of America      Johnson Controls Inc., 7.125%, 07/15/17        Buy      (0.37)     12/20/13        4,375           230
Bank Of America      Johnson Controls Inc., 7.125%, 07/15/17        Buy      (0.39)     12/20/13        4,375           251
Bank Of America      Johnson Controls Inc., 7.125%, 07/15/17        Buy      (0.39)     12/20/13          250            15
Bank Of America      Johnson Controls Inc., 7.125%, 07/15/17        Buy      (0.37)     12/20/13          250            13
JPMorgan Chase Bank  Jones Apparel Group, 5.125%, 11/15/14          Buy      (0.77)     12/20/11          250            21
JPMorgan Chase Bank  Jones Apparel Group, 5.125%, 11/15/14          Buy      (0.77)     12/20/11        4,250           249
Merrill Lynch        Kroger Co. 5.50%, 02/01/13                     Buy      (0.64)     03/20/13        5,250            (7)
Bank Of America      Lowes Companies Inc., 8.25%, 06/01/10          Buy      (0.95)     03/20/13        1,500           (15)
Merrill Lynch        Lowes Companies Inc., 8.25%, 06/01/10          Buy      (0.13)     12/20/11        4,250            14
Merrill Lynch        Lowes Companies Inc., 8.25%, 06/01/10          Buy      (0.13)     12/20/11          250             4
Bank Of America      Lowes Companies Inc., 8.25%, 06/01/10          Buy      (0.60)     09/20/13        4,000            29
Merrill Lynch        Lubrizol Corp., 7.25%, 06/15/25                Buy      (0.45)     12/20/11        4,375            53
Merrill Lynch        Lubrizol Corp., 7.25%, 06/15/25                Buy      (0.45)     12/20/11          250             3
JPMorgan Chase Bank  Lubrizol Corp., 7.25%, 06/15/35                Buy      (0.45)     12/20/11        4,375            53
JPMorgan Chase Bank  Lubrizol Corp., 7.25%, 06/15/35                Buy      (0.45)     12/20/11          250             3
Bank Of America      Masco Corp., 5.875%, 07/15/12                  Buy      (0.73)     12/20/13        4,250           410
Bank Of America      Masco Corp., 5.875%, 07/15/12                  Buy      (0.73)     12/20/13          250            31
Merrill Lynch        MDC Holdings Inc., 5.50%, 05/15/13             Buy      (0.90)     12/20/11        4,250           (13)
Merrill Lynch        MDC Holdings Inc., 5.50%, 05/15/13             Buy      (0.90)     12/20/11          250             3
Bank Of America      Meadwestavaco Corp., 6.85%, 04/01/12           Buy      (0.48)     12/20/11        4,250           124
Bank Of America      Meadwestavaco Corp., 6.85%, 04/01/12           Buy      (0.48)     12/20/11          250             8
JPMorgan Chase Bank  MGIC Investment Corp., 6.00%, 03/15/07         Buy      (0.35)     12/20/13        4,375           622
JPMorgan Chase Bank  MGIC Investment Corp., 6.00%, 03/15/07         Buy      (0.35)     12/20/13          250            36
Bank Of America      MGIC Investment Corp., 6.00%, 11/01/15         Buy      (0.35)     12/20/13        4,375           622
Bank Of America      MGIC Investment Corp., 6.00%, 11/01/15         Buy      (0.35)     12/20/13          250            36
Merrill Lynch        Nordstrom Inc., 6.95%, 03/15/28                Buy      (0.28)     12/20/13        4,375           217
JPMorgan Chase Bank  Nordstrom Inc., 6.95%, 03/15/28                Buy      (0.28)     12/20/13        4,375           102
Merrill Lynch        Nordstrom Inc., 6.95%, 03/15/28                Buy      (0.28)     12/20/13          250            16
JPMorgan Chase Bank  Nordstrom Inc., 6.95%, 03/15/28                Buy      (0.28)     12/20/13          250            16
JPMorgan Chase Bank  Nucor Corp., 4.875%, 10/01/12                  Buy      (0.22)     12/20/11        4,375            52
Bank Of America      Nucor Corp., 4.875%, 10/01/12                  Buy      (0.22)     12/20/11        4,375            52
Bank Of America      Nucor Corp., 4.875%, 10/01/12                  Buy      (0.22)     12/20/11          250             2
JPMorgan Chase Bank  Nucor Corp., 4.875%, 10/01/12                  Buy      (0.22)     12/20/11          250             4
Bank Of America      Pitney Bowes Inc., 4.625%, 10/01/12            Buy      (0.14)     12/20/11        9,100            92
Bank Of America      Pitney Bowes Inc., 4.625%, 10/01/12            Buy      (0.14)     12/20/11          500            11
Bank Of America      PMI Group Inc., 6.00%, 09/15/16                Buy      (0.35)     12/20/13        4,375           937
JPMorgan Chase Bank  PMI Group Inc., 6.00%, 09/15/16                Buy      (0.35)     12/20/13        4,375         1,155
Bank Of America      PMI Group Inc., 6.00%, 09/15/16                Buy      (0.35)     12/20/13          250            66

                        SEI ALPHA STRATEGY PORTFOLIOS, LP
                            SEI LIBOR Plus Portfolio

                             Schedule of Investments
                                 August 31, 2008
                                   (Unaudited)

                              CREDIT DEFAULT SWAPS

                                                                                                                    NET UNREALIZED
                                                                                                        NOTIONAL     APPRECIATION
                                                               BUY/SELL      (PAYS)/     TERMINATION     AMOUNT     (DEPRECIATION)
COUNTERPARTY               REFERENCE ENTITY/OBLIGATION        PROTECTION  RECEIVES RATE      DATE     ($THOUSANDS)   ($THOUSANDS)
-------------------  ---------------------------------------  ----------  -------------  -----------  ------------  --------------
JPMorgan Chase Bank  PMI Group Inc., 6.00%, 09/15/16              Buy        (0.35)%       12/20/13      $   250        $   72
JPMorgan Chase Bank  PPG Industries Inc., 7.05%, 08/15/09         Buy        (0.20)        12/20/11        4,250            72
JPMorgan Chase Bank  PPG Industries Inc., 7.05%, 08/15/09         Buy        (0.20)        12/20/11          250             5
JPMorgan Chase Bank  Radian Group Inc., 7.75%, 06/01/11           Buy        (0.39)        12/20/13          250            66
Bank Of America      Radian Group Inc., 7.75%, 06/01/11           Buy        (0.35)        12/20/13        4,375           929
JPMorgan Chase Bank  Radian Group Inc., 7.75%, 06/01/11           Buy        (0.39)        12/20/13        4,250           876
Bank Of America      Radian Group Inc., 7.75%, 06/01/11           Buy        (0.39)        12/20/13          250            54
Merrill Lynch        RR Donnelley & Sons, 4.95%, 04/01/14         Buy        (0.69)        12/20/11        4,250           194
Merrill Lynch        RR Donnelley & Sons, 4.95%, 04/01/14         Buy        (0.69)        12/20/11          250            13
JPMorgan Chase Bank  Safeway Inc., 5.80%, 08/15/12                Buy        (0.64)        03/20/13        4,250            (6)
Bank Of America      Safeway Inc., 5.80%, 08/15/12                Buy        (0.59)        03/20/13        4,250             2
Merrill Lynch        Southwest Airlines Co., 6.50%, 03/01/12      Buy        (0.27)        12/20/11        4,375           116
JPMorgan Chase Bank  Southwest Airlines Co., 6.50%, 03/01/12      Buy        (0.27)        12/20/11        4,250           110
JPMorgan Chase Bank  Southwest Airlines Co., 6.50%, 03/01/12      Buy        (0.27)        12/20/11          250             2
Merrill Lynch        Southwest Airlines Co., 6.50%, 03/01/12      Buy        (0.27)        12/20/11          250             2
Bank Of America      The Limited Inc., 6.125%, 12/01/12           Buy        (0.48)        12/20/11        4,250           267
Bank Of America      The Limited Inc., 6.125%, 12/01/12           Buy        (0.48)        12/20/11          250            17
Bank Of America      TJX Companies Inc., 7.45%, 12/15/09          Buy        (0.19)        12/20/11        4,250            25
Bank Of America      TJX Companies Inc., 7.45%, 12/15/09          Buy        (0.19)        12/20/11          250             2
JPMorgan Chase Bank  Washington Mutual Co., 5.25%, 09/15/17       Buy        (0.32)        03/20/12        4,000         1,195
Merrill Lynch        Weyerhaeuser Co., 6.75%, 03/15/12            Buy        (0.45)        03/20/12        4,375           140
Merrill Lynch        Weyerhaeuser Co., 6.75%, 03/15/12            Buy        (0.45)        03/20/12          250             8
JPMorgan Chase Bank  Whirlpool Corp., 7.75%, 07/15/16             Buy        (0.34)        12/20/11        4,250           117
JPMorgan Chase Bank  Whirlpool Corp., 7.75%, 07/15/16             Buy        (0.34)        12/20/11          250             3
                                                                                                                        ------
                                                                                                                        $7,469
                                                                                                                        ======

                             INTEREST RATE SWAPS

                                                                                      NET UNREALIZED
                                                                    NOTIONAL AMOUNT    APPRECIATION
COUNTERPARTY          FUND PAYS   FUND RECEIVES   TEMINATION DATE     ($THOUSANDS)     ($THOUSANDS)
-------------------   ---------   -------------   ---------------   ---------------   --------------
JPMorgan Chase Bank    4.4025%    3-month LIBOR       11/07/09          $ 9,000             $33
JPMorgan Chase Bank    4.4475     3-month LIBOR       11/08/09           11,000              37
                                                                                            ---
                                                                                            $70
                                                                                            ===

                        SEI ALPHA STRATEGY PORTFOLIOS, LP
                            SEI LIBOR Plus Portfolio

                             Schedule of Investments
                                 August 31, 2008
                                   (Unaudited)

                               TOTAL RETURN SWAPS

                                                                                                     NOTIONAL    NET UNREALIZED
                     REFERENCE ENTITY/                                                TERMINATION     AMOUNT      DEPRECIATION
COUNTERPARTY            OBLIGATION            FUND PAYS            FUND RECEIVES          DATE     ($THOUSANDS)   ($THOUSANDS)
-------------------  -----------------  ----------------------  --------------------  -----------  ------------  --------------
Bank Of America      BAS AAA 10YR CMBS  Negative Spread Return  Initial Index Spread    10/01/08      $50,000       $(1,288)
                     Daily Index                                Plus 29 bps
Bank Of America      BAS AAA 10YR CMBS  Negative Spread Return  Initial Index Spread    09/30/08       10,000          (258)
                     Daily Index                                Plus 25 bps
Bank Of America      BAS AAA 10YR CMBS  Negative Spread Return  Initial Index Spread    09/30/08       29,000          (747)
                     Daily Index                                Plus 0 bps
Bank Of America      BAS AAA 10YR CMBS  Negative Spread Return  Initial Index Spread    10/31/08       45,000        (1,159)
                     Daily Index                                Minus 10 bps
Barclays             BAS AAA 10YR CMBS  Negative Spread Return  Initial Index Spread    10/01/08       40,000        (1,030)
                     Daily Index                                Minus 50 bps
Goldman Sachs        BAS AAA 10YR CMBS  Negative Spread Return  Initial Index Spread    12/01/08       27,000          (696)
                     Daily Index                                Minus 50 bps
Goldman Sachs        BAS AAA 10YR CMBS  Negative Spread Return  Initial Index Spread    12/01/08       30,000          (773)
                     Daily Index                                Minus 50 bps
JPMorgan Chase Bank  BAS AAA 10YR CMBS  Negative Spread Return  Initial Index Spread    09/30/08       40,000        (1,030)
                     Daily Index                                Plus 50 bps
JPMorgan Chase Bank  BAS AAA 10YR CMBS  Negative Spread Return  Initial Index Spread    09/30/08       15,000          (386)
                     Daily Index                                Plus 0 bps
JPMorgan Chase Bank  BAS AAA 10YR CMBS  Negative Spread Return  Initial Index Spread    10/31/08       12,000          (309)
                     Daily Index                                Minus 70 bps
                                                                                                                    -------
                                                                                                                    $(7,676)
                                                                                                                    =======

     Percentages are based on a Net Assets of $1,441,869 ($ Thousands)

* Investment in affiliated security. Rate shown is the 7-day effective yield as of August 31, 2008.

(A) Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effects as of August 31, 2008. The date reported on the Schedule of Investments is the next reset date.

(B) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

(C) The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(D) Step Bond -- The rate reported on the Schedule of Investments is the effective yield on August 31, 2008. The coupon on a step bond changes on a specified date.

ABS -- Asset-Based Security

ARM -- Adjustable Rate Mortgage

CDO -- Collateralized Debt Obligation

Cl -- Class

CLO -- Collateralized Loan Obligation

CMO -- Collateralized Mortgage Obligation

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA -- Federal National Mortgage Association

GNMA -- Government National Mortgage Association

IO -- Interest Only - face amount represents notional amount

LIBOR -- London Interbank Offered Rate

LLC -- Limited Liability Company

Ltd. -- Limited

MTN -- Medium Term Note

NIM -- Net Interest Margin

Ser -- Series

STRIPS -- Separately Traded Registered Interest and Principal Securities

TBA -- To Be Announced

TIPS -- Treasury Inflation Protected Security

Amounts designated as "--" are $0 or have been rounded to $0.

+    At August 31, 2008, the tax basis cost of the Fund's investments was
$2,012,440 ($ Thousands) and the unrealized appreciation and depreciation were $26,963 ($ Thousands) and $(241,029) ($ Thousands), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                        SEI ALPHA STRATEGY PORTFOLIOS, LP
                            SEI LIBOR Plus Portfolio

                            Schedule of Investments
                                 August 31, 2008
                                   (Unaudited)

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), is effective for the Fund's financial statements issued after November 30, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value in accordance with FAS 157 during the three months ended August 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments in accordance with FAS 157 carried at value
($ Thousands):

                                                   INVESTMENTS IN
                VALUATION INPUTS                     SECURITIES
------------------------------------------------   --------------
Level 1 - Quoted Prices                              $  273,459
Level 2 - Other Significant Observable Inputs         1,524,915
Level 3 - Significant Unobservable Inputs                    --
                                                     ----------
   TOTAL                                             $1,798,374
                                                     ==========

                                                   OTHER FINANCIAL
                VALUATION INPUTS                     INSTRUMENTS*
------------------------------------------------   ---------------
Level 1 - Quoted Prices                                $(2,059)
Level 2 - Other Significant Observable Inputs             (207)
Level 3 - Significant Unobservable Inputs                   70
                                                       -------
   TOTAL                                               $(2,196)
                                                       =======

* Other financial instruments are futures and swaps which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

                                                   INVESTMENTS IN
                                                     SECURITIES
                                                   --------------
Beginning balance as of May 31, 2008                  $ 8,822
Net transfer in and/or out of Level 3                  (8,822)
                                                      -------
Ending balance as of August 31, 2008                  $    --
                                                      =======

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  SEI Alpha Strategy Portfolios, LP


By (Signature and Title)                      /s/ Robert A. Nesher
                                              __________________________________
                                              Robert A. Nesher, President & CEO

Date:  October 24, 2008






Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                      /s/ Robert A. Nesher
                                              __________________________________
                                              Robert A. Nesher, President & CEO

Date:  October 24, 2008


By (Signature and Title)                     /s/ Stephen F. Panner
                                             ___________________________________
                                             Stephen F. Panner, Controller & CFO

Date:  October 24, 2008